UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23395

Gabelli Innovations Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Media Mogul Fund

Class I - MOGLX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Media Mogul Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund invests in companies that are primarily engaged in the production, sale, and distribution of goods or services used in the media industry. The Fund specifically focuses on companies spun-off from Liberty Media Corporation (Liberty Media) as constituted in 2001, as well as in companies that resulted from the subsequent mergers of any such spin-offs or stocks that track the performance of such spin-offs or companies that resulted from subsequent mergers of any such spin-offs, and in public companies in which Liberty Media and its successor companies invest. The current investable universe includes U.S. and non-U.S. listed companies in the media industry. You may find additional information about the Fund at https://gabelli.com/ticker/MOGLX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Media Mogul Fund - Class I	$98	0.90%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Gabelli Media Mogul Fund, which is primarily focused on the Communications Services and Consumer Discretionary sectors, slightly underperformed its broad-based benchmark, the S&P 500 Index. Top contributors over the fiscal year included Warner Bros. Discovery, Inc., Liberty Media Corp - Liberty Live & Liberty Media Corp - Liberty Formula One.  Warner Bros. Discovery rose largely due to press reports that it was an acquisition target.  Detractors included QVC Group, Inc. and Comcast Corp.  The Fund no longer owns a position in QVC Group.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Media Mogul Fund - Class I	S&P 500 Index	MSCI AC World Communication Services Index
12/16	10,000	10,000	10,000
09/17	11,380	11,690	11,179
09/18	11,480	13,784	10,924
09/19	10,970	14,369	11,863
09/20	9,481	16,546	13,865
09/21	12,930	21,510	17,940
09/22	8,262	18,183	11,148
09/23	8,971	22,114	14,427
09/24	9,744	30,152	19,861
09/25	11,444	35,459	26,784

Average Annual Total Returns

Header	1 Year	5 Year	Since Inception (12/1/2016)
The Gabelli Media Mogul Fund - Class I	17.44%	3.84%	1.54%
S&P 500 Index	17.60%	16.47%	15.41%
MSCI AC World Communication Services Index	34.86%	14.08%	11.80%

Fund Statistics

  Total Net Assets$4,555,477
  Number of Portfolio Holdings27
  Portfolio Turnover Rate14%
  Management Fees$(122,586)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/MOGLX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Atlanta Braves Holdings Inc.	13.2%
Warner Bros Discovery Inc.	10.3%
Liberty Media Corp.-Liberty Formula One	9.4%
Liberty Media Corp.-Liberty Live	8.9%
Grupo Televisa SAB	4.7%
Madison Square Garden Sports Corp.	4.5%
Live Nation Entertainment Inc.	4.5%
Liberty Broadband Corp.	5.4%
Liberty Global Ltd.	4.0%
Cie de L'Odet SE	3.9%

Portfolio Weighting (% of net assets)

Common Stocks	96.1%
U.S. Government Obligations	2.8%
Preferred Stocks	1.1%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Industry Weighting	.
Content Creation and Aggregation	42.8%
Entertainment	23.4%
Telecommunications	12.6%
Television and Broadband Services	6.3%
Broadcasting	5.6%
Diversified Consumer Services	3.9%
U.S. Government Obligations	2.8%
Wireless Telecommunication Services	2.6%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

The Gabelli Media Mogul Fund

Annual Shareholder Report - September 30, 2025

Class I - MOGLX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/MOGLX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

MOGLX-25-ATSR

The Gabelli Media Mogul Fund

Class A - MLGLX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Media Mogul Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund invests in companies that are primarily engaged in the production, sale, and distribution of goods or services used in the media industry. The Fund specifically focuses on companies spun-off from Liberty Media Corporation (Liberty Media) as constituted in 2001, as well as in companies that resulted from the subsequent mergers of any such spin-offs or stocks that track the performance of such spin-offs or companies that resulted from subsequent mergers of any such spin-offs, and in public companies in which Liberty Media and its successor companies invest. The current investable universe includes U.S. and non-U.S. listed companies in the media industry. You may find additional information about the Fund at https://gabelli.com/ticker/MLGLX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Media Mogul Fund - Class A	$125	1.15%

How did the Fund perform?

For the fiscal year ended September 30, 2025, the Gabelli Media Mogul Fund, which is primarily focused on the Communications Services and Consumer Discretionary sectors, slightly underperformed its broad-based benchmark, the S&P 500 Index. Top contributors over the fiscal year included Warner Bros. Discovery, Inc., Liberty Media Corp - Liberty Live & Liberty Media Corp - Liberty Formula One.  Warner Bros. Discovery rose largely due to press reports that it was an acquisition target.  Detractors included QVC Group, Inc. and Comcast Corp.  The Fund no longer owns a position in QVC Group.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Media Mogul Fund - Class A	The Gabelli Media Mogul Fund - Class A (includes sales charge)	S&P 500 Index	MSCI AC World Communication Services Index
12/16	10,000	10,000	10,000	10,000
09/17	11,380	10,726	11,690	11,179
09/18	11,480	10,820	13,784	10,924
09/19	10,970	10,340	14,369	11,863
09/20	9,481	8,936	16,546	13,865
09/21	12,930	12,187	21,510	17,940
09/22	8,252	7,778	18,183	11,148
09/23	8,949	8,435	22,114	14,427
09/24	9,686	9,130	30,152	19,861
09/25	11,343	10,691	35,459	26,784

Average Annual Total Returns

Header	1 Year	5 Year	Since Inception (12/1/2016)
The Gabelli Media Mogul Fund - Class A	17.10%	3.65%	1.44%
The Gabelli Media Mogul Fund - Class A (includes sales charge)	10.37%	2.43%	0.76%
S&P 500 Index	17.60%	16.47%	15.41%
MSCI AC World Communication Services Index	34.86%	14.08%	11.80%

Fund Statistics

  Total Net Assets$4,555,477
  Number of Portfolio Holdings27
  Portfolio Turnover Rate14%
  Management Fees$(122,586)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/MLGLX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Atlanta Braves Holdings Inc.	13.2%
Warner Bros Discovery Inc.	10.3%
Liberty Media Corp.-Liberty Formula One	9.4%
Liberty Media Corp.-Liberty Live	8.9%
Grupo Televisa SAB	4.7%
Madison Square Garden Sports Corp.	4.5%
Live Nation Entertainment Inc.	4.5%
Liberty Broadband Corp.	5.4%
Liberty Global Ltd.	4.0%
Cie de L'Odet SE	3.9%

Portfolio Weighting (% of net assets)

Common Stocks	96.1%
U.S. Government Obligations	2.8%
Preferred Stocks	1.1%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Industry Weighting	.
Content Creation and Aggregation	42.8%
Entertainment	23.4%
Telecommunications	12.6%
Television and Broadband Services	6.3%
Broadcasting	5.6%
Diversified Consumer Services	3.9%
U.S. Government Obligations	2.8%
Wireless Telecommunication Services	2.6%
Other Assets and Liabilities (Net)Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

The Gabelli Media Mogul Fund

Annual Shareholder Report - September 30, 2025

Class A - MLGLX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/MLGLX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

MLGLX-25-ATSR

The Gabelli Pet Parents’ Fund

Class I - PETZX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Pet Parents’ Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund invests primarily in companies that actively participate in Companion Animal Food, Therapeutics, Diagnostics, Product Distribution, and Related Services. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™. PMV is the price the Fund’s Adviser believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at https://gabelli.com/ticker/PETZX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Pet Parents’ Fund - Class I	$88	0.90%

How did the Fund perform?

Portfolio performance was driven by strong results from Chewy, Elanco Animal Health, Phibro Animal Health, and IDEXX Laboratories, all of which benefited from steady consumer demand in the pet and animal-health sectors. These gains were offset by weakness in Freshpet and QVC Group Preferred, which declined amid higher financing costs and valuation pressure in longer-duration assets. Additional softness in Zoetis, Spectrum Brands, and BARK modestly detracted from returns as investors rotated out of smaller growth names.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Pet Parents’ Fund - Class I	S&P 500 Index	Russell 2000 Index	S&P 500 Consumer Staples
06/18	10,000	10,000	10,000	10,000
09/18	10,350	11,791	11,524	10,293
09/19	8,964	12,292	10,500	12,027
09/20	13,223	14,154	10,540	12,964
09/21	17,248	18,401	15,566	14,434
09/22	10,654	15,554	11,908	14,421
09/23	12,298	18,917	12,972	15,481
09/24	16,908	25,793	16,443	19,401
09/25	16,263	30,333	18,212	19,500

Average Annual Total Returns

Header	1 Year	5 Year	Since Inception (06/19/2018)
The Gabelli Pet Parents’ Fund - Class I	(3.81)%	4.23%	6.91%
S&P 500 Index	17.60%	16.47%	14.78%
Russell 2000 Index	10.76%	11.56%	6.57%
S&P 500 Consumer Staples	0.51%	8.51%	10.14%

Fund Statistics

  Total Net Assets$3,612,924
  Number of Portfolio Holdings29
  Portfolio Turnover Rate21%
  Management Fees$(123,700)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/PETZX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Chewy Inc.	9.5%
IDEXX Laboratories Inc.	8.4%
Zoetis Inc.	8.1%
CVS Group plc	7.0%
Elanco Animal Health Inc.	6.4%
Trupanion Inc.	5.4%
Phibro Animal Health Corp.	5.3%
Freshpet Inc.	4.8%
Amazon.com Inc.	4.6%
Petco Health & Wellness Co. Inc.	4.3%

Portfolio Weighting (% of net assets)

Common Stocks	95.1%
U.S. Government Obligations	5.6%
Preferred Stocks	0.8%
Other Assets and Liabilities (Net)	(1.5)%

Industry Allocation (% of net assets)

Industry Weighting	.
Pet Healthcare	23.2%
Pharmaceuticals	15.4%
Pet Products	13.9%
Pet Food and Nutrition	11.3%
Pet Services	10.6%
Diagnostics	8.4%
U.S. Government Obligations	5.6%
Consumer Products	4.8%
Other Industry sectors	8.3%
Other Assets and Liabilities (Net)	(1.5)%

The Gabelli Pet Parents’ Fund

Annual Shareholder Report - September 30, 2025

Class I - PETZX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/PETZX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

PETZX-25-ATSR

The Gabelli Pet Parents’ Fund

Class A - PETGX

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Pet Parents’ Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund invests primarily in companies that actively participate in Companion Animal Food, Therapeutics, Diagnostics, Product Distribution, and Related Services. The Fund focuses on securities of companies which appear underpriced relative to their Private Market Value (PMV) with Catalyst™. PMV is the price the Fund’s Adviser believes a strategic buyer would be willing to pay for the entire company. You may find additional information about the Fund at https://gabelli.com/ticker/PETGX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Pet Parents’ Fund - Class A	$113	1.15%

How did the Fund perform?

Portfolio performance was driven by strong results from Chewy, Elanco Animal Health, Phibro Animal Health, and IDEXX Laboratories, all of which benefited from steady consumer demand in the pet and animal-health sectors. These gains were offset by weakness in Freshpet and QVC Group Preferred, which declined amid higher financing costs and valuation pressure in longer-duration assets. Additional softness in Zoetis, Spectrum Brands, and BARK modestly detracted from returns as investors rotated out of smaller growth names.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Pet Parents’ Fund - Class A	The Gabelli Pet Parents’ Fund - Class A (includes sales charge)	S&P 500 Index	Russell 2000 Index	S&P 500 Consumer Staples
06/18	10,000	10,000	10,000	10,000	10,000
09/18	10,350	9,755	11,791	11,524	10,293
09/19	8,964	8,449	12,292	10,500	12,027
09/20	13,223	12,463	14,154	10,540	12,964
09/21	17,248	16,257	18,401	15,566	14,434
09/22	10,632	10,021	15,554	11,908	14,421
09/23	12,244	11,540	18,917	12,972	15,481
09/24	16,788	15,823	25,793	16,443	19,401
09/25	16,109	15,183	30,333	18,212	19,500

Average Annual Total Returns

Header	1 Year	5 Year	Since Inception (06/19/2018)
The Gabelli Pet Parents’ Fund - Class A	(4.04)%	4.03%	6.77%
The Gabelli Pet Parents’ Fund - Class A (includes sales charge)	(9.56)%	2.80%	5.90%
S&P 500 Index	17.60%	16.47%	14.78%
Russell 2000 Index	10.76%	11.56%	6.57%
S&P 500 Consumer Staples	0.51%	8.51%	10.14%

Fund Statistics

  Total Net Assets$3,612,924
  Number of Portfolio Holdings29
  Portfolio Turnover Rate21%
  Management Fees$(123,700)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/PETGX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Chewy Inc.	9.5%
IDEXX Laboratories Inc.	8.4%
Zoetis Inc.	8.1%
CVS Group plc	7.0%
Elanco Animal Health Inc.	6.4%
Trupanion Inc.	5.4%
Phibro Animal Health Corp.	5.3%
Freshpet Inc.	4.8%
Amazon.com Inc.	4.6%
Petco Health & Wellness Co. Inc.	4.3%

Portfolio Weighting (% of net assets)

Common Stocks	95.1%
U.S. Government Obligations	5.6%
Preferred Stocks	0.8%
Other Assets and Liabilities (Net)	(1.5)%

Industry Allocation (% of net assets)

Industry Weighting	.
Pet Healthcare	23.2%
Pharmaceuticals	15.4%
Pet Products	13.9%
Pet Food and Nutrition	11.3%
Pet Services	10.6%
Diagnostics	8.4%
U.S. Government Obligations	5.6%
Consumer Products	4.8%
Other Industry sectors	8.3%
Other Assets and Liabilities (Net)	(1.5)%

The Gabelli Pet Parents’ Fund

Annual Shareholder Report - September 30, 2025

Class A - PETGX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/PETGX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

PETGX-25-ATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Salvatore M. Salibello is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $41,512 in 2024 and $42,342 in 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2024 and $0 in 2025.

Tax Fees

(b)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $10,020 in 2024 and $10,220 in 2025. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2024 and $0 in 2025.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2- 01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Advisers, Inc., and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $10,020 in 2024 and $10,220 in 2025.

(h)	The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub- adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	The registrant is not a foreign issuer.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

Gabelli Media Mogul Fund Annual Report — September 30, 2025
Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School

To Our Shareholders,

For the fiscal year ended September 30, 2025, the net asset value (NAV) total return per Class I Share of the Gabelli Media Mogul Fund was 17.4% compared with a total return of 17.6% for the Standard & Poor’s (S&P) 500 Index. Another class of shares is available.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2025:

Gabelli Media Mogul Fund

Content Creation and Aggregation	42.8%
Entertainment	23.4%
Telecommunications	12.6%
Television and Broadband Services	6.3%
Broadcasting	5.6%
Diversified Consumer Services	3.9%
U.S. Government Obligations	2.8%
Wireless Telecommunication Services	2.6%
Other Assets and Liabilities (Net)	0.0%*
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Media Mogul Fund

Schedule of Investments — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 96.1%
	Broadcasting — 5.6%
2,400	GCI Liberty Inc., Cl. C†	$78,539	$89,448
7,000	Sirius XM Holdings Inc.	193,120	162,925
		271,659	252,373
	Content Creation and Aggregation — 42.8%
14,500	Atlanta Braves Holdings Inc., Cl. C†	318,460	603,055
80,000	Grupo Televisa SAB, ADR	184,382	215,200
10,000	Liberty Latin America Ltd., Cl. C†	88,136	84,400
4,500	Liberty Media Corp.-Liberty Formula One, Cl. A†	159,977	428,490
1,250	Live Nation Entertainment Inc.†	65,842	204,250
1,900	Madison Square Garden Entertainment Corp.†	55,743	85,956
900	Madison Square Garden Sports Corp.†	140,953	204,300
2,000	Sphere Entertainment Co.†	63,670	124,240
		1,077,163	1,949,891
	Diversified Consumer Services — 3.9%
110	Cie de L’Odet SE	163,353	176,154

	Entertainment — 23.4%
4,200	Liberty Media Corp.-Liberty Live, Cl. C†	183,294	407,274
14,750	Ollamani SAB†	34,566	44,217
500	TKO Group Holdings Inc.	38,490	100,980
13,000	Vivendi SE	36,664	45,758
24,000	Warner Bros Discovery Inc.†	296,548	468,720
		589,562	1,066,949
	Telecommunications — 12.6%
3,600	Comcast Corp., Cl. A	128,375	113,112
1,300	EchoStar Corp., Cl. A†	98,779	99,268
5,000	GCI Liberty Inc., Escrow†(a)	0	0
16,000	Havas NV	28,136	29,407
15,500	Liberty Global Ltd., Cl. C†	199,759	182,125
2,500	Sunrise Communications AG, Cl. A	140,470	147,667
		595,519	571,579
	Television and Broadband Services — 5.2%
150	Charter Communications Inc., Cl. A†	37,928	41,266
3,100	Liberty Broadband Corp., Cl. C†	189,136	196,974
		227,064	238,240
Shares		Cost	Market Value
	Wireless Telecommunication Services — 2.6%
500	T-Mobile US Inc.	$63,147	$119,690

	TOTAL COMMON STOCKS	2,987,467	4,374,876

	PREFERRED STOCKS — 1.1%
	Television and Broadband Services — 1.1%
2,000	Liberty Broadband Corp., Ser. A, 7.000%	39,409	49,720

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.8%
$130,000	U.S. Treasury Bill, 3.964%††, 12/11/25	128,994	129,016

	TOTAL INVESTMENTS — 100.0%	$3,155,870	4,553,612

	Other Assets and Liabilities (Net) — 0.0%		1,865

	NET ASSETS — 100.0%		$4,555,477

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

3

Gabelli Media Mogul Fund

Statement of Assets and Liabilities

September 30, 2025

Assets:
Investments, at value (cost $3,155,870)	$4,553,612
Cash	4,530
Receivable for investments sold	26,098
Receivable from Adviser	8,749
Dividends receivable	2,548
Prepaid expenses	7,212
Total Assets	4,602,749
Liabilities:
Payable for investment advisory fees	3,658
Payable for distribution fees	2
Payable for legal and audit fees	28,642
Payable for shareholder communications	9,629
Other accrued expenses	5,341
Total Liabilities	47,272
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 424,711 shares outstanding)	$4,555,477

Net Assets Consist of:
Paid-in capital	$4,541,652
Total distributable earnings	13,825
Net Assets	$4,555,477

Shares of Beneficial Interest, issued and outstanding, no par value; unlimited number of shares authorized:
Class A:
Net Asset Value and redemption price per share ($10,738 ÷ 1,003 shares outstanding)	$10.70
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$11.35
Class I:
Net Asset Value, offering, and redemption price per share ($4,544,739 ÷ 423,708 shares outstanding)	$10.73

Statement of Operations

For the Year Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $84)	$49,417
Interest	4,469
Total Investment Income	53,886
Expenses:
Investment advisory fees	41,346
Distribution fees - Class A	23
Legal and audit fees	43,811
Trustees’ fees	35,111
Shareholder communications expenses	34,261
Registration expenses	33,131
Shareholder services fees	3,615
Custodian fees	894
Interest expense	46
Miscellaneous expenses	10,349
Total Expenses	202,587
Less:
Expense reimbursements (See Note 3)	(163,932)
Expenses paid indirectly by broker (See Note 6)	(1,373)
Total credits and reimbursements	(165,305)
Net Expenses	37,282
Net Investment Income	16,604

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(248,594)
Net realized gain on foreign currency transactions	99
Net realized loss on investments and foreign currency transactions	(248,495)
Net change in unrealized appreciation/depreciation:
on investments	907,980
on foreign currency translations	154
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	908,134
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	659,639
Net Increase in Net Assets Resulting from Operations	$676,243

See accompanying notes to financial statements.

4

Gabelli Media Mogul Fund

Statement of Changes in Net Assets

	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
Operations:
Net investment income	$16,604	$3,520
Net realized loss on investments and foreign currency transactions	(248,495)	(481,842)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	908,134	802,270
Net Increase in Net Assets Resulting from Operations	676,243	323,948

Distributions to Shareholders:
Accumulated earnings
Class A	(107)	(62)
Class I	(56,976)	(38,997)
Total Distributions to Shareholders	(57,083)	(39,059)

Shares of Beneficial Interest Transactions:
Class A	107	62
Class I	(114,556)	(211,189)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(114,449)	(211,127)

Net Increase in Net Assets	504,711	73,762

Net Assets:
Beginning of year	4,050,766	3,977,004
End of year	$4,555,477	$4,050,766

See accompanying notes to financial statements.

5

Gabelli Media Mogul Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class A
2025	$9.24	$0.02		$1.55	$1.57	$(0.11)	$—	$(0.11)	$10.70	17.10%	$11	0.17%	5.15%	1.15	%(b)	14%
2024	8.60	(0.01)		0.71	0.70	(0.06)	—	(0.06)	9.24	8.24	9	(0.16)	5.81	1.16	(b)	20
2023	8.02	0.06		0.62	0.68	—	(0.10)	(0.10)	8.60	8.45	8	0.63	5.53	1.15		25
2022(c)	10.06	0.01		(2.05)	(2.04)	—	—	—	8.02	(20.28)	8	0.15 (d)	7.74 (d)	1.15	(b)(d)	26
Class I
2025	$9.26	$0.04		$1.56	$1.60	$(0.13)	$—	$(0.13)	$10.73	17.44%	$4,544	0.40%	4.90%	0.90	%(b)	14%
2024	8.61	0.01		0.72	0.73	(0.08)	—	(0.08)	9.26	8.62	4,042	0.09	5.56	0.91	(b)	20
2023	8.03	0.08		0.61	0.69	(0.01)	(0.10)	(0.11)	8.61	8.58	3,969	0.88	5.28	0.90		25
2022	12.83	0.07		(4.62)	(4.55)	(0.09)	(0.16)	(0.25)	8.03	(36.10)	3,702	0.64	4.79	0.90	(b)	26
2021	9.48	0.03	(e)	3.41	3.44	(0.09)	—	(0.09)	12.83	36.38	5,608	0.25 (e)	3.95	0.93	(b)	26

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For fiscal years ended September 30, 2025, 2024, 2022, and 2021, if credits had not been received, the expense ratios would have been 1.18%, 1.19%, and 1.22% (Class A), and 0.93%, 0.94%, 0.92%, and 0.95% (Class I), respectively. For the fiscal year ended September 30, 2023, there were no credits received from a designated broker to pay Fund expenses.
(c)	Class A commenced on May 17, 2022.
(d)	Annualized.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amount would have been $(0.04) and the net investment income (loss) ratio would have been (0.32)%.

See accompanying notes to financial statements.

6

Gabelli Media Mogul Fund

Notes to Financial Statements

1. Organization. The Gabelli Media Mogul Fund (the Fund) is a series of the Gabelli Innovations Trust that was organized on December 6, 2018 as a Delaware statutory trust and commenced investment operations on April 1, 2019. The Fund is a series successor to the Gabelli Media Mogul NextShares within the Gabelli NextShares Trust that was organized as a Delaware statutory trust on March 20, 2015 and commenced investment operations on December 1, 2016. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund’s investment objective is capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in the media industry. Media industry companies are companies that are primarily engaged in the production, sale, and distribution of goods or services used in the media industry. Media industry companies are companies that derive at least 50% of their revenue from the production or distribution of information and entertainment content, and may include television and radio stations, motion picture companies, print publishing, and providers of internet content, as well as satellite service providers, cable service providers, and advertising service providers. The Fund will specifically invest in companies that were spun-off from Liberty Media Corporation (Liberty Media) as constituted in 2001, as well as in companies that resulted from subsequent mergers of any such spin-offs or stocks that track performance of such spin-offs or companies that resulted from subsequent mergers of any such spin-offs, and in public companies in which Liberty Media and its successor companies invest.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds’ investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations

7

Gabelli Media Mogul Fund

Notes to Financial Statements (Continued)

are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

Gabelli Media Mogul Fund

Notes to Financial Statements (Continued)

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 09/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Telecommunications	$571,579	—	$0	$571,579
Other Industries (b)	3,803,297	—	—	3,803,297
Total Common Stocks	4,374,876	—	0	4,374,876
Preferred Stocks (b)	49,720	—	—	49,720
U.S. Government Obligations	—	$129,016	—	129,016
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,424,596	$129,016	$0	$4,553,612

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate

9

Gabelli Media Mogul Fund

Notes to Financial Statements (Continued)

prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax

10

Gabelli Media Mogul Fund

Notes to Financial Statements (Continued)

regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. Permanent differences were primarily due to the tax treatment of currency gains and losses. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal years ended September 30, 2025 and 2024 was as follows:

	Year ended September 30, 2025	Year ended September 30, 2024
Distributions paid from:
Ordinary income	$57,083	$39,059
Total distributions paid	$57,083	$39,059

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$22,576
Accumulated capital loss carryforwards	(1,348,263)
Net unrealized appreciation on investments and foreign currency translations	1,339,512
Total	$13,825

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a short term capital loss carryforward with no expiration of $80,862 and a long term capital loss carryforward with no expiration of $1,267,401.

At September 30, 2025, the temporary differences between book basis and tax basis net unrealized appreciation on investments were primarily due to deferral of losses from wash sales for tax purposes and mark-to-market adjustments on Passive Foreign Investment Companies.

11

Gabelli Media Mogul Fund

Notes to Financial Statements (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$3,214,177	$1,488,875	$(149,363)	$1,339,512

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended September 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. In December 2023, FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) (ASU 2023-09) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements and does not expect the guidance to have a material impact to the funds.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least January 31, 2026 at no more than 1.15% and 0.90%, respectively, of Class A and Class I Shares’ average daily net assets. For the fiscal year ended September 30, 2025, the Adviser reimbursed the Fund in the amount of $163,932. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.15% and 0.90%, respectively, of Class A and Class I Shares’ average

12

Gabelli Media Mogul Fund

Notes to Financial Statements (Continued)

daily net assets. The agreement is renewable annually. At September 30, 2025, the cumulative amount which the Fund may repay the Adviser is $524,088.

For the fiscal year ended September 30, 2023, expiring September 30, 2026	$175,996
For the fiscal year ended September 30, 2024, expiring September 30, 2027	184,160
For the fiscal year ended September 30, 2025, expiring September 30, 2028	163,932
$524,088

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for Class A Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Share Plan, payment is authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of Class A Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the fiscal year ended September 30, 2025, other than short term securities and U.S. Government obligations, aggregated $563,692 and $767,082, respectively.

6. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2025, the Fund paid $294 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the fiscal year ended September 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,373.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the fiscal year ended September 30, 2025.

The Trust pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on June 24, 2026 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the fiscal year ended September 30, 2025, there were no borrowings outstanding under the line of credit.

8. Significant Shareholder. As of September 30, 2025, 74.0% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Shares of Beneficial Interest. The Fund offers two classes of shares – Class A Shares and Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class I Shares are offered without a sales charge.

13

Gabelli Media Mogul Fund

Notes to Financial Statements (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended September 30, 2025 and 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares issued upon reinvestment of distributions	11	$107	7	$62
Net increase	11	$107	7	$62
Class I
Shares sold	1,333	$12,929	23,102	$204,463
Shares issued upon reinvestment of distributions	5,910	56,914	4,605	38,957
Shares redeemed	(20,197)	(184,399)	(51,717)	(454,609)
Net (decrease)	(12,954)	$(114,556)	(24,010)	$(211,189)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

Gabelli Media Mogul Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli Innovations Trust and Shareholders of Gabelli Media Mogul Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Media Mogul Fund (one of the funds constituting Gabelli Innovations Trust, referred to hereafter as the “Fund”) as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 25, 2025

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

15

Gabelli Media Mogul Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

16

GABELLI MEDIA MOGUL FUND

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the fiscal year ended September 30, 2025, the Fund paid to shareholders ordinary income distributions totaling $0.11 and $0.13 per share for Class A and Class I, respectively. For the fiscal year ended September 30, 2025, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 8.7% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended September 30, 2025 which was derived from U.S. Treasury securities was 8.69%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Media Mogul Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of September 30, 2025 was 2.8%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

Gabelli Innovations Trust
GABELLI MEDIA MOGUL FUND
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony S. Colavita
President,
Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.
Former President and
Chief Executive Officer,
American Gaming Association

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Bethany A. Uhlein
Assistant Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York
Mellon

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Media Mogul Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB2993Q325AR

GABELLI FUNDS

GABELLI MEDIA MOGUL FUND

Annual Report
September 30, 2025

Gabelli Pet Parents’™ Fund Annual Report — September 30, 2025
Daniel M. Miller Portfolio Manager GAMCO Investors BS, University of Miami

To Our Shareholders,

For the fiscal year ended September 30, 2025, the net asset value (NAV) total return per Class I Share of the Gabelli Pet Parents’™ Fund was (3.8)% compared with a total return of 17.6% for the Standard & Poor’s (S&P) 500 Index. Another class of shares is available.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2025:

Gabelli Pet Parents’ Fund

Pet Healthcare	23.2%
Pharmaceuticals	15.4%
Pet Products	13.9%
Pet Food and Nutrition	11.3%
Pet Services	10.6%
Diagnostics	8.4%
U.S. Government Obligations	5.6%
Consumer Products	4.8%
Consumer Services	4.6%
Retail	3.7%
Other Assets and Liabilities (Net)	(1.5)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Pet Parents’ Fund

Schedule of Investments — September 30, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 95.1%
	Consumer Products — 4.8%
2,000	Oil-Dri Corp. of America	$30,594	$122,080
1,000	Spectrum Brands Holdings Inc.	48,069	52,530
		78,663	174,610
	Consumer Services — 4.6%
750	Amazon.com Inc.†	85,448	164,677

	Diagnostics — 8.4%
475	IDEXX Laboratories Inc.†	162,720	303,473

	Pet Food and Nutrition — 11.3%
150,000	BARK Inc.†	167,898	124,620
500	Colgate-Palmolive Co.	35,645	39,970
3,150	Freshpet Inc.†	185,695	173,597
750	Nestlé SA	75,430	68,843
		464,668	407,030
	Pet Healthcare — 23.2%
15,000	CVS Group plc	205,059	251,765
11,500	Elanco Animal Health Inc.†	114,365	231,610
40,000	Petco Health & Wellness Co. Inc.†	93,938	154,800
1,000	Vetoquinol SA	103,320	90,519
250	Virbac SACA	43,943	92,310
225,000	Zomedica Corp.†	30,448	17,753
		591,073	838,757
	Pet Products — 13.9%
1,300	Central Garden & Pet Co.†	26,566	42,445
325	Central Garden & Pet Co., Cl. A†	6,011	9,597
8,500	Chewy Inc., Cl. A†	179,238	343,825
500	Church & Dwight Co. Inc.	33,754	43,815
500	The Clorox Co.	81,033	61,650
		326,602	501,332
	Pet Services — 10.6%
37,500	Pets at Home Group plc	91,259	103,288
1,500	Tractor Supply Co.	31,844	85,305
4,500	Trupanion Inc.†	96,116	194,760
		219,219	383,353
	Pharmaceuticals — 15.4%
22,500	Animalcare Group plc	50,515	71,414
4,750	Phibro Animal Health Corp., Cl. A	75,290	192,185
2,000	Zoetis Inc.	268,664	292,640
		394,469	556,239
	Retail — 2.9%
1,250	CVS Health Corp.	74,107	94,238
Shares		Cost	Market Value
5,000	PetMed Express Inc.†	$16,454	$12,550
		90,561	106,788
	TOTAL COMMON STOCKS	2,413,423	3,436,259

	PREFERRED STOCKS — 0.8%
	Retail — 0.8%
4,000	QVC Group Inc., 8.000%, 03/15/31	143,923	27,280

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.6%
$205,000	U.S. Treasury Bill, 3.919%††, 12/18/25	203,276	203,285

	TOTAL INVESTMENTS — 101.5%	$2,760,622	3,666,824

	Other Assets and Liabilities (Net) — (1.5)%		(53,900)

	NET ASSETS — 100.0%		$3,612,924

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Statement of Assets and Liabilities

September 30, 2025

Assets:
Investments, at value (cost $2,760,622)	$3,666,824
Receivable from Adviser	8,710
Dividends receivable	1,779
Prepaid expenses	7,174
Total Assets	3,684,487
Liabilities:
Payable to bank	18,355
Payable for Fund shares redeemed	7,204
Payable for investment advisory fees	2,991
Payable for distribution fees	56
Payable for legal and audit fees	28,146
Payable for shareholder communications	8,829
Other accrued expenses	5,982
Total Liabilities	71,563
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 247,104 shares outstanding)	$3,612,924

Net Assets Consist of:
Paid-in capital	$3,121,661
Total distributable earnings	491,263
Net Assets	$3,612,924

Shares of Beneficial Interest, issued and outstanding, no par value; unlimited number of shares authorized:
Class A:
Net Asset Value and redemption price per share ($273,349 ÷ 18,772 shares outstanding)	$14.56
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$15.45
Class I:
Net Asset Value, offering, and redemption price per share ($3,339,575 ÷ 228,332 shares outstanding)	$14.63

Statement of Operations

For the Year Ended September 30, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $555)	$47,082
Interest	7,191
Total Investment Income	54,273
Expenses:
Investment advisory fees	36,776
Distribution fees - Class A	681
Legal and audit fees	41,487
Registration expenses	33,131
Shareholder communications expenses	33,122
Trustees’ fees	31,889
Shareholder services fees	7,135
Custodian fees	701
Interest expense	161
Miscellaneous expenses	9,333
Total Expenses	194,416
Less:
Expense reimbursements (See Note 3)	(160,476)
Net Expenses	33,940
Net Investment Income	20,333

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	364,647
Net realized loss on foreign currency transactions	(29)
Net realized gain on investments and foreign currency transactions	364,618
Net change in unrealized appreciation/depreciation:
on investments	(539,964)
on foreign currency translations	54
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(539,910)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(175,292)
Net Decrease in Net Assets Resulting from Operations	$(154,959)

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Statement of Changes in Net Assets

	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net investment income	$20,333	$22,886
Net realized gain/(loss) on investments and foreign currency transactions	364,618	(304,315)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(539,910)	1,407,043
Net Increase/(Decrease) in Net Assets Resulting from Operations	(154,959)	1,125,614

Distributions to Shareholders:
Accumulated earnings
Class A	(1,305)	(1,059)
Class I	(23,847)	(22,869)
Total Distributions to Shareholders	(25,152)	(23,928)

Shares of Beneficial Interest Transactions:
Class A	(14,964)	4,564
Class I	(196,178)	(537,756)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(211,142)	(533,192)

Net Increase/(Decrease) in Net Assets	(391,253)	568,494

Net Assets:
Beginning of year	4,004,177	3,435,683
End of year	$3,612,924	$4,004,177

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement	Portfolio Turnover Rate
Class A
2025	$15.24	$0.05	$(0.66)	$(0.61)	$(0.07)	$—	$(0.07)	$14.56	(4.04)%	$273	0.32%		5.52%	1.15%	21%
2024	11.17	0.05	4.08	4.13	(0.06)	—	(0.06)	15.24	37.12	301	0.41		6.32	1.17	8
2023	9.71	0.04	1.43	1.47	—	(0.01)	(0.01)	11.17	15.16	219	0.35		5.86	1.15	26
2022(b)	12.03	(0.01)	(2.31)	(2.32)	—	—	—	9.71	(19.29)	165	(0.22	)(c)	11.53 (c)	1.15 (c)	22
Class I
2025	$15.31	$0.08	$(0.66)	$(0.58)	$(0.10)	$—	$(0.10)	$14.63	(3.81)%	$3,340	0.57%		5.27%	0.90%	21%
2024	11.22	0.08	4.10	4.18	(0.09)	—	(0.09)	15.31	37.48	3,703	0.66		6.07	0.92	8
2023	9.73	0.07	1.43	1.50	—	(0.01)	(0.01)	11.22	15.43	3,217	0.61		5.61	0.90	26
2022	17.14	(0.03)	(6.01)	(6.04)	—	(1.37)	(1.37)	9.73	(38.23)	3,448	(0.24)		4.91	0.90	22
2021	13.14	(0.07)	4.07	4.00	—	—	—	17.14	30.44	5,785	(0.43)		4.04	0.90	29

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Class A commenced on May 17, 2022.
(c)	Annualized.

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Notes to Financial Statements

1. Organization. The Gabelli Pet Parents’ Fund (the Fund) is a series of the Gabelli Innovations Trust that was organized on December 6, 2018 as a Delaware statutory trust and commenced investment operations on April 1, 2019. The Fund is a series successor to the Gabelli Pet Parents’™ NextShares within the Gabelli NextShares Trust that was organized as a Delaware statutory trust on March 20, 2015 and commenced investment operations on December 1, 2016. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund’s investment objective is capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in common and preferred shares of publicly traded domestic and foreign companies of all capitalization ranges in the pet industry. The pet industry includes companies that offer services and products for pets and pet owners (Pet Parents). Such companies will generally derive at least 50% of their revenues or profits from, or will devote at least 50% of their assets to the following sectors: manufacturers and distributors of pet food, pet supplies, veterinary pharmaceuticals, veterinary wellness, veterinary and other pet services, pet equipment, pet toys, and products and services that support Pet Parents regarding their pet activities.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds' investment program and manages the operations of the Fund under the general supervision of the Fund's Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Continued)

contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 09/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$3,436,259	—	$3,436,259
Preferred Stocks (a)	27,280	—	27,280
U.S. Government Obligations	—	$203,285	203,285
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,463,539	$203,285	$3,666,824

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Continued)

unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Continued)

investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. Permanent differences were primarily due to the tax treatment of currency gains and losses. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal years ended September 30, 2025 and 2024 was as follows:

	Year ended September 30, 2025	Year ended September 30, 2024
Distributions paid from:
Ordinary income	$25,152	$23,928
Total distributions paid	$25,152	$23,928

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Continued)

At September 30, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$3,524
Accumulated capital loss carryforwards	(414,026)
Net unrealized appreciation on investments and foreign currency translations	901,765
Total	$491,263

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a long term capital loss carryforward with no expiration of $414,026.

At September 30, 2025, the temporary differences between book basis and tax basis net unrealized appreciation on investments were primarily due to wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at September 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$2,765,234	$1,152,120	$(250,355)	$901,765

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended September 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. In December 2023, FASB issued Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740) (ASU 2023-09) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements and does not expect the guidance to have a material impact to the funds.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for

Gabelli Pet Parents’ Fund
Notes to Financial Statements (Continued)

the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses until at least January 31, 2026 at no more than 1.15% and 0.90%, respectively, of Class A and Class I Shares’ average daily net assets. For the fiscal year ended September 30, 2025, the Adviser reimbursed the Fund in the amount of $160,476. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.15% and 0.90%, respectively, of Class A and Class I Shares’ average daily net assets. The agreement is renewable annually. At September 30, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $521,967.

For the fiscal year ended September 30, 2023, expiring September 30, 2026	$178,375
For the fiscal year ended September 30, 2024, expiring September 30, 2027	183,116
For the fiscal year ended September 30, 2025, expiring September 30, 2028	160,476
$521,967

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for Class A Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Share Plan, payment is authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at an annual rate of 0.25% of the average daily net assets of Class A Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the fiscal year ended September 30, 2025, other than short term securities and U.S. Government obligations, aggregated $737,263 and $934,029, respectively.

6. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2025, the Fund paid $15 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the fiscal year ended September 30, 2025.

The Trust pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on June 24, 2026 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the fiscal year ended September 30, 2025, there were no borrowings outstanding under the line of credit.

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Continued)

8. Significant Shareholder. As of September 30, 2025, 39.4% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Shares of Beneficial Interest. The Fund offers two classes of shares – Class A Shares and Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class I Shares are offered without a sales charge.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended September 30, 2025 and 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	4	$50	1,325	$15,878
Shares issued upon reinvestment of distributions	86	1,305	94	1,059
Shares redeemed	(1,063)	(16,319)	(1,229)	(12,373)
Net increase/(decrease)	(973)	$(14,964)	190	$4,564
Class I
Shares sold	6,875	$100,438	5,859	$74,180
Shares issued upon reinvestment of distributions	1,166	17,669	1,571	17,728
Shares redeemed	(21,662)	(314,285)	(52,300)	(629,664)
Net (decrease)	(13,621)	$(196,178)	(44,870)	$(537,756)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is guided by the Fund's investment objective and principal investment strategies, and executed by the Fund's portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Continued)

in the Fund's Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Pet Parents’ Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli Innovations Trust and Shareholders of Gabelli Pet Parents’ Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Pet Parents’ Fund (one of the funds constituting Gabelli Innovations Trust, referred to hereafter as the “Fund”) as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 25, 2025

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

Gabelli Pet Parents’ Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

GABELLI PET PARENTS’ FUND

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the fiscal year ended September 30, 2025, the Fund paid to shareholders ordinary income distributions totaling $0.07 and $0.10 per share for Class A and Class I, respectively. For the fiscal year ended September 30, 2025, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 18.14% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended September 30, 2025 which was derived from U.S. Treasury securities was 18.14%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Pet Parents’ Fund did not meet this strict requirement in 2024. The percentage of U.S. Government securities held as of September 30, 2025 was 5.6%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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Gabelli Innovations Trust
GABELLI PET PARENTS'™ FUND
One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Anthony S. Colavita
President,
Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.
Former President and
Chief Executive Officer,
American Gaming Association

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Bethany A. Uhlein
Assistant Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York
Mellon

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Pet Parents'™ Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB2994Q325AR

GABELLI
FUNDS

GABELLI PET PARENTS'™ FUND

Annual Report
September 30, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli Media Mogul Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement		Portfolio Turnover Rate
Class A
2025	$9.24	$0.02		$1.55	$1.57	$(0.11)	$—	$(0.11)	$10.70	17.10%	$11	0.17%	5.15%	1.15	%(b)	14%
2024	8.60	(0.01)		0.71	0.70	(0.06)	—	(0.06)	9.24	8.24	9	(0.16)	5.81	1.16	(b)	20
2023	8.02	0.06		0.62	0.68	—	(0.10)	(0.10)	8.60	8.45	8	0.63	5.53	1.15		25
2022(c)	10.06	0.01		(2.05)	(2.04)	—	—	—	8.02	(20.28)	8	0.15 (d)	7.74 (d)	1.15	(b)(d)	26
Class I
2025	$9.26	$0.04		$1.56	$1.60	$(0.13)	$—	$(0.13)	$10.73	17.44%	$4,544	0.40%	4.90%	0.90	%(b)	14%
2024	8.61	0.01		0.72	0.73	(0.08)	—	(0.08)	9.26	8.62	4,042	0.09	5.56	0.91	(b)	20
2023	8.03	0.08		0.61	0.69	(0.01)	(0.10)	(0.11)	8.61	8.58	3,969	0.88	5.28	0.90		25
2022	12.83	0.07		(4.62)	(4.55)	(0.09)	(0.16)	(0.25)	8.03	(36.10)	3,702	0.64	4.79	0.90	(b)	26
2021	9.48	0.03	(e)	3.41	3.44	(0.09)	—	(0.09)	12.83	36.38	5,608	0.25 (e)	3.95	0.93	(b)	26

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For fiscal years ended September 30, 2025, 2024, 2022, and 2021, if credits had not been received, the expense ratios would have been 1.18%, 1.19%, and 1.22% (Class A), and 0.93%, 0.94%, 0.92%, and 0.95% (Class I), respectively. For the fiscal year ended September 30, 2023, there were no credits received from a designated broker to pay Fund expenses.
(c)	Class A commenced on May 17, 2022.
(d)	Annualized.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amount would have been $(0.04) and the net investment income (loss) ratio would have been (0.32)%.

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement	Portfolio Turnover Rate
Class A
2025	$15.24	$0.05	$(0.66)	$(0.61)	$(0.07)	$—	$(0.07)	$14.56	(4.04)%	$273	0.32%		5.52%	1.15%	21%
2024	11.17	0.05	4.08	4.13	(0.06)	—	(0.06)	15.24	37.12	301	0.41		6.32	1.17	8
2023	9.71	0.04	1.43	1.47	—	(0.01)	(0.01)	11.17	15.16	219	0.35		5.86	1.15	26
2022(b)	12.03	(0.01)	(2.31)	(2.32)	—	—	—	9.71	(19.29)	165	(0.22	)(c)	11.53 (c)	1.15 (c)	22
Class I
2025	$15.31	$0.08	$(0.66)	$(0.58)	$(0.10)	$—	$(0.10)	$14.63	(3.81)%	$3,340	0.57%		5.27%	0.90%	21%
2024	11.22	0.08	4.10	4.18	(0.09)	—	(0.09)	15.31	37.48	3,703	0.66		6.07	0.92	8
2023	9.73	0.07	1.43	1.50	—	(0.01)	(0.01)	11.22	15.43	3,217	0.61		5.61	0.90	26
2022	17.14	(0.03)	(6.01)	(6.04)	—	(1.37)	(1.37)	9.73	(38.23)	3,448	(0.24)		4.91	0.90	22
2021	13.14	(0.07)	4.07	4.00	—	—	—	17.14	30.44	5,785	(0.43)		4.04	0.90	29

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Class A commenced on May 17, 2022.
(c)	Annualized.

See accompanying notes to financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony S. Colavita	$8,000
Frank J. Fahrenkopf, Jr.	$9,000
Michael J. Melarkey	$7,500
Salvatore M. Salibello	$7,500

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the 1940 Act contemplates that the Board of Trustees (the Board) of the Fund, including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not interested persons of the Trust, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing Management Agreement (the Agreement) and approve any newly proposed terms therein. At a meeting held on August 20, 2025, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.

In determining whether to approve the continuance of the Management Agreement, the Board Members considered the following information:

1)	The nature, extent and quality of services provided by the Adviser.

The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreements and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Funds, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Funds and supervisory personnel responsible for supervising the performance of administrative, accounting and related services including, for the Funds, monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Funds, the Adviser provided certain non-advisory and compliance services, including services under the Funds’ Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Trust who are affiliated with the Adviser. The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser, at its own expense, had engaged, BNY to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Adviser, that: (i) the Adviser was able to retain quality personnel; (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreements; (iii) the Adviser was responsive to requests of the Board; (iv) the scope and depth of the Adviser’s resources was adequate; and (v) the Adviser had kept the Board apprised of developments relating to the Funds and the industry in general. The Board also focused on the Adviser’s reputation and long-standing relationship with the Funds. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

2)	The performance of the Funds and the Adviser.

The Board reviewed the investment performance of the Funds, on an absolute basis, as compared with a Broadridge peer group of other SEC registered funds, and against the Funds’ broad-based securities market benchmarks as reflected in the Funds’ prospectuses and annual report. The peer groups considered by the Board each consisted of nine other comparable funds prepared by the Adviser (each, an “Adviser Peer Group,” and together, the “Adviser Peer Groups”), and against peer groups developed by Broadridge and comprised of funds within the same Broadridge peer group category (each, a “Broadridge Performance Peer Group,” and together, the “Broadridge Performance Peer Groups”), regardless of asset size or primary channel of distribution. The Board considered the Funds’ one-, three-, and five-year average total returns for the period ended June 30, 2025, against the average total returns and the median total returns of their respective Adviser Peer Group and Broadridge Performance Peer Group. The Funds’ performance against these groups was considered by the Board as providing an objective comparative benchmark against which the Funds’ performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Funds’ shareholders the total return performance that was available in the marketplace, given the Funds’ investment objectives, strategies, limitations, and restrictions. In reviewing the Media Mogul Fund’s performance, the Board noted that the Media Mogul Fund’s performance was above the median for the one-year period and below the median for the three- and five-year periods as measured against its Adviser Peer Group, and below the median for the one-, three-, and five-year periods as measured against its Broadridge Performance Peer Group. In reviewing the Pet Parents’ Fund’s performance, the Board noted that the Pet Parents’ Fund’s performance was below the median for the one- and three-year periods and above the median for the five-year period as measured against its Adviser Peer Group, and below the median for the one-, three-, and five-year periods as measured against its Broadridge Performance Peer Group. The Board Members concluded that each Fund’s performance was reasonable in comparison to that of its Performance Peer Groups.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its responsibilities under the Advisory Agreements. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreements and to continue to provide the high-quality services that it has provided to the Funds to date.

3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from their relationship with the Funds, the Board considered a number of factors. The Board compared the level of the advisory fee for the Funds against the Adviser Peer Groups and against comparative Broadridge expense peer groups (each a “Broadridge Expense Peer Group,” and together, the “Broadridge Expense Peer Groups”). The Board also considered comparative non-advisory fee expenses and comparative total fund expenses of the Funds and the Expense Peer Groups. The Board considered this information useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the Funds operated pursuant to Expenses Limitation Agreements with the Adviser wherein the Adviser had agreed to limit a portion of its fee or reimburse each Fund for a portion of its expenses necessary to limit each Fund’s total operating expenses to the level set forth in their prospectuses. The Board noted that, as of June 30, 2025, the total expense ratio for the Media Mogul Fund was below the median of the Adviser Peer Group and above the median of the Broadridge Expense Peer Group, and that the actual advisory fee after the fee waiver for the Media Mogul Fund was the lowest of the funds in its Broadridge Expense Peer Group. The Board further noted that, as of June 30, 2025, the total expense ratio for the Pet Parents’ Fund was below the median of the Adviser Peer Group and Broadridge Expense Peer Group and that the actual advisory fee after the fee waiver for the Pet Parents’ Fund was below the median of its Broadridge Expense Peer Group.

The Board also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Adviser were higher and, in other cases lower than the fees charged to the Funds. In evaluating this information, the Board considered the difference in services provided by the Adviser to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Funds from a compliance and regulatory perspective.

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Funds and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed pro forma income statements of the Adviser for the year ended December 31, 2024. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to each of the Funds. With respect to the analysis of the Funds, the Board received an analysis based on the Funds’ average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Funds to the Adviser under either analysis was not excessive.

4)	The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also reviewed data from the Expense Peer Groups to assess whether the funds in the Expense Peer Groups had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board concluded that, under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant asset growth. In the event there was to be significant asset growth, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Funds. The Board considered that the Adviser does use soft dollars in connection with its management of the Funds.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Funds’ advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Funds’ Advisory Agreements. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Innovations Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	December 5, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	December 5, 2025

*	Print the name and title of each signing officer under his or her signature.